UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, New York 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378

Signature, Place and Date of Signing:


/s/ Steve Tarrab                    New York, NY          August 14, 2008
- ------------------------       -----------------------  ---------------------
   [Signature]                     [City, State]               [Date]



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    639,173

                                                            FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------    -------- -------
AFC ENTERPRISES INC            COM              00104Q107     6380   798485 SH       SOLE                 798485        0        0
AMERICAN APPAREL INC           COM              023850100    10224  1537449 SH       SOLE                1537449        0        0
AUTOZONE INC                   COM              053332102    21056   174000 SH       SOLE                 174000        0        0
BURGER KING HOLDINGS INC       COM              121208201    17765   663127 SH       SOLE                 663127        0        0
COACH INC                      COM              189754104    18053   625116 SH       SOLE                 625116        0        0
CVS CAREMARK CORPORATION       COM              126650100    21605   546004 SH       SOLE                 546004        0        0
DARDEN RESTAURANTS INC         COM              237194105    25207   789203 SH       SOLE                 789203        0        0
DICKS SPORTING GOODS INC       COM              253393102    19941  1124069 SH       SOLE                1124069        0        0
DOLLAR TREE INC                COM              256746108    16900   516963 SH       SOLE                 516963        0        0
EBAY INC                       COM              278642103    23703   867295 SH       SOLE                 867295        0        0
EXPRESS SCRIPTS INC            COM              302182100    18887   301125 SH       SOLE                 301125        0        0
GENESCO INC                    COM              371532102    20143   652511 SH       SOLE                 652511        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     8790   442365 SH       SOLE                 442365        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    18523   478000 SH       SOLE                 478000        0        0
HIBBETT SPORTS                 COM              428567101    19594   927740 SH       SOLE                 927740        0        0
HOT TOPIC INC                  COM              441339108     8653  1599426 SH       SOLE                1599426        0        0
ICONIX BRAND GROUP INC         COM              451055107    21835  1807505 SH       SOLE                1807505        0        0
INGRAM MICRO INC               CL A             457153104    19001  1070500 SH       SOLE                1070500        0        0
INSIGHT ENTERPRISES INC        COM              45765U103    19419  1655500 SH       SOLE                1655500        0        0
LIFETIME FITNESS INC           COM              53217R207    21185   716924 SH       SOLE                 716924        0        0
LONGS DRUG STORES CORP         COM              543162101    20529   487502 SH       SOLE                 487502        0        0
LULULEMON ATHLETICA INC        COM              550021109    12744   438536 SH       SOLE                 438536        0        0
MSC INDL DIRECT INC            CL A             553530106     4605   104400 SH       SOLE                 104400        0        0
NETFLIX INC                    COM              64110L106    22867   877141 SH       SOLE                 877141        0        0
NIKE INC                       CL B             654106103    21722   364400 SH       SOLE                 364400        0        0
PAPA JOHNS INTL INC            COM              698813102    22541   847727 SH       SOLE                 847727        0        0
RED ROBIN GOURMET BURGERS INC  COM              75689M101    18794   677517 SH       SOLE                 677517        0        0
RENT A CTR INC NEW             COM              76009N100    11445   556400 SH       SOLE                 556400        0        0
SCHOOL SPECIALTY INC           COM              807863105    12140   408358 SH       SOLE                 408358        0        0
SONIC AUTOMOTIVE INC           CL A             83545G102     8572   665000 SH       SOLE                 665000        0        0
TIFFANY & CO                   COM              886547108    15842   388766 SH       SOLE                 388766        0        0
TRUE RELIGION APPAREL INC      COM              89784N104    20334   763006 SH       SOLE                 763006        0        0
UNDER ARMOUR INC               CL A             904311107    16613   647928 SH       SOLE                 647928        0        0
UNITED NAT FOODS INC           COM              911163103    21000  1078054 SH       SOLE                1078054        0        0
URBAN OUTFITTERS INC           COM              917047102    17869   572900 SH       SOLE                 572900        0        0
VOLCOM INC                     COM              92864N101    17192   718443 SH       SOLE                 718443        0        0
WARNACO GROUP INC              COM NEW          934390402    17500   397097 SH       SOLE                 397097        0        0
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